Material accounting policies - Summary Of Estimated Useful Lives For Intangible Assets (Details)	12 Months Ended
Dec. 31, 2024
Trademark
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	13 years
Non-compete agreement
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	4 years
Other intangible assets
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	3 years